Income Taxes - Major Components of Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current income tax expense	$ 36	$ 30
Deferred income tax expense	254	149
Total income tax expense	$ 290	$ 179